Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Bitcoin Strategy ETF (BITO)
ProShares Short Bitcoin Strategy ETF (BITI)
ProShares Ether Strategy ETF (EETH)
ProShares Bitcoin & Ether Market Cap Weight Strategy ETF (BETH)
ProShares Bitcoin & Ether Equal Weight Strategy ETF (BETE)
ProShares Short Ether Strategy ETF (SETH)
ProShares K-1 Free Crude Oil Strategy ETF (OILK)(each a “Fund” and collectively the “Funds”)Supplement dated July 26, 2024 to each Fund’s currently effective Summary Prospectus,Statutory Prospectus, and Statement of Additional Information, as supplemented or amendedImportant Notice Regarding Change in Name, Investment Objective, and Principal Investment Strategy* * * * *On July 18, 2024, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) approved a change to each Fund’s name effective on or about September 27, 2024 as indicated in the table below:Current Fund NameNew Fund NameBETEProShares Bitcoin & Ether Equal Weight Strategy ETFProShares Bitcoin & Ether Equal Weight ETFBETHProShares Bitcoin & Ether Market Cap Weight Strategy ETFProShares Bitcoin & Ether Market Cap Weight ETFBITOProShares Bitcoin Strategy ETFProShares Bitcoin ETFEETHProShares Ether Strategy ETFProShares Ether ETFOILKProShares K-1 Free Crude Oil Strategy ETFProShares K-1 Free Crude Oil ETFBITIProShares Short Bitcoin Strategy ETFProShares Short Bitcoin ETFSETHProShares Short Ether Strategy ETFProShares Short Ether ETFAdditionally, the Board approved a change to the ProShares Short Bitcoin Strategy ETF’s underlying index from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, and to the ProShares Short Ether Strategy ETF’s underlying index from the Bloomberg Galaxy Ethereum Index to the Bloomberg Ethereum Index, which results in a change to each Fund’s respective investment objective.These changes are scheduled to become effective on or about September 27, 2024.As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.Name1.All references to each Fund’s current name are replaced with its respective new name.Investment Objective – Short Bitcoin Strategy ETF and Short Ether Strategy ETF Only2.For Short Strategy Bitcoin ETF, the first paragraph under the section entitled “Investment Objective” is replaced with the following:ProShares Short Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).3.For Short Ether Strategy ETF, the first paragraph under the section entitled “Investment Objective” is replaced with the following:ProShares Short Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Ethereum Index (the “Index”).Principal Investment Strategies– Short Bitcoin Strategy ETF and Short Ether Strategy ETF Only4.For Short Bitcoin Strategy ETF only, the fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index is published under the Bloomberg ticker symbol “BITCOIN”.5.For Short Ether Strategy ETF only, the fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index is published under the Bloomberg ticker symbol “ETHEREUM”.For more information, please contact the Funds at 1-866-776-5125Please retain this supplement for future reference.
ProShares Short Bitcoin Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares Bitcoin Strategy ETF (BITO)
ProShares Short Bitcoin Strategy ETF (BITI)
ProShares Ether Strategy ETF (EETH)
ProShares Bitcoin & Ether Market Cap Weight Strategy ETF (BETH)
ProShares Bitcoin & Ether Equal Weight Strategy ETF (BETE)
ProShares Short Ether Strategy ETF (SETH)
ProShares K-1 Free Crude Oil Strategy ETF (OILK)(each a “Fund” and collectively the “Funds”)Supplement dated July 26, 2024 to each Fund’s currently effective Summary Prospectus,Statutory Prospectus, and Statement of Additional Information, as supplemented or amendedImportant Notice Regarding Change in Name, Investment Objective, and Principal Investment Strategy* * * * *On July 18, 2024, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) approved a change to each Fund’s name effective on or about September 27, 2024 as indicated in the table below:Current Fund NameNew Fund NameBETEProShares Bitcoin & Ether Equal Weight Strategy ETFProShares Bitcoin & Ether Equal Weight ETFBETHProShares Bitcoin & Ether Market Cap Weight Strategy ETFProShares Bitcoin & Ether Market Cap Weight ETFBITOProShares Bitcoin Strategy ETFProShares Bitcoin ETFEETHProShares Ether Strategy ETFProShares Ether ETFOILKProShares K-1 Free Crude Oil Strategy ETFProShares K-1 Free Crude Oil ETFBITIProShares Short Bitcoin Strategy ETFProShares Short Bitcoin ETFSETHProShares Short Ether Strategy ETFProShares Short Ether ETFAdditionally, the Board approved a change to the ProShares Short Bitcoin Strategy ETF’s underlying index from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, and to the ProShares Short Ether Strategy ETF’s underlying index from the Bloomberg Galaxy Ethereum Index to the Bloomberg Ethereum Index, which results in a change to each Fund’s respective investment objective.These changes are scheduled to become effective on or about September 27, 2024.As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information as indicated below.Name1.All references to each Fund’s current name are replaced with its respective new name.Investment Objective – Short Bitcoin Strategy ETF and Short Ether Strategy ETF Only2.For Short Strategy Bitcoin ETF, the first paragraph under the section entitled “Investment Objective” is replaced with the following:ProShares Short Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).3.For Short Ether Strategy ETF, the first paragraph under the section entitled “Investment Objective” is replaced with the following:ProShares Short Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Ethereum Index (the “Index”).Principal Investment Strategies– Short Bitcoin Strategy ETF and Short Ether Strategy ETF Only4.For Short Bitcoin Strategy ETF only, the fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index is published under the Bloomberg ticker symbol “BITCOIN”.5.For Short Ether Strategy ETF only, the fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index is published under the Bloomberg ticker symbol “ETHEREUM”.For more information, please contact the Funds at 1-866-776-5125Please retain this supplement for future reference.